Schedule of capital structure (Details) - CAD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Capital Management
Long-term portion	$ 53,790	$ 4,379
Shareholders’ Equity	$ 19,760	$ 18,725	$ 16,631